Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2013	$ 910,579	$ 5,168	$ 279,572	$ 100	$ 1,960	$ 623,779
Balance (in shares) at Dec. 31, 2013	61,587,257	61,587,257
Comprehensive Income:
Net income	36,195					36,195
Currency translation adjustment	(320)				(320)
Currency impact of long term funding	(591)				(591)
Tax on currency impact of long term funding	75				75
Unrealized capital loss - investments	90				90
Total comprehensive income	35,449				(746)	36,195
Exercise of share options (in shares)		408,226
Exercise of share options	9,823	33	9,790
Issue of restricted share units (in shares)		25,000
Issue of restricted share units	2		2
Share issuance costs	(4)		(4)
Non-cash stock compensation expense	4,210		4,210
Tax benefit on exercise of options	726		726
Balance at Mar. 31, 2014	$ 960,785	$ 5,201	$ 294,296	$ 100	$ 1,214	$ 659,974
Balance (in shares) at Mar. 31, 2014	62,020,483	62,020,483